Offerings - Offering: 1	Jan. 31, 2025 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,950,000
Proposed Maximum Offering Price per Unit	107
Maximum Aggregate Offering Price	$ 208,650,000
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 31,944.32
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such additional shares of Common Stock, par value $0.01 per share (“Common Stock”), of Post Holdings, Inc., a Missouri corporation (the “Company,” “we” or “our”), as may be issued as a result of a stock split, stock dividend, recapitalization or similar transaction.

(2)
This amount is estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low prices of the Company’s Common Stock as reported on the New York Stock Exchange on January 24, 2025.